AVAILABLE-FOR-SALE FIXED MATURITY SECURITIES	6 Months Ended
Jun. 30, 2024
Investments, Debt and Equity Securities [Abstract]
AVAILABLE-FOR-SALE FIXED MATURITY SECURITIES	AVAILABLE-FOR-SALE FIXED MATURITY SECURITIES
The amortized cost and fair value of available-for-sale fixed maturity securities are shown below:

AS OF JUN. 30, 2024 US$ MILLIONS	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
U.S. treasury and government	$436	$1	$(39)	$—	$398
U.S. states and political subdivisions	3,324	85	(25)	—	3,384
Foreign governments	1,002	18	(30)	—	990
Corporate debt securities	36,508	537	(782)	(35)	36,228
Residential mortgage-backed securities	1,292	25	(8)	—	1,309
Commercial mortgage-backed securities	3,450	56	(37)	(6)	3,463
Collateralized debt securities	6,796	55	(24)	(2)	6,825
Total fixed maturity securities	$52,808	$777	$(945)	$(43)	$52,597

AS OF DEC. 31, 2023 US$ MILLIONS	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
U.S. treasury and government	$529	$4	$(36)	$—	$497
U.S. states and political subdivisions	684	3	(17)	—	670
Foreign governments	603	27	(16)	—	614
Corporate debt securities	15,097	121	(607)	(19)	14,592
Residential mortgage-backed securities	367	14	(4)	(1)	376
Commercial mortgage-backed securities	750	13	(31)	(6)	726
Collateralized debt securities	1,311	19	(24)	(4)	1,302
Total fixed maturity securities	$19,341	$201	$(735)	$(30)	$18,777
The amortized cost and fair value, by contractual maturity, of available-for-sale fixed maturity securities are shown below. Actual maturities may differ from contractual maturities as borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Residential and commercial mortgage-backed securities and collateralized debt securities, which are not due at a single maturity, have been separately presented below.

AS OF JUN. 30, 2024 US$ MILLIONS	Amortized Cost	Fair Value
Due in one year or less	$1,558	$1,556
Due after one year through five years	14,385	14,314
Due after five years through ten years	9,937	9,714
Due after ten years	15,390	15,416
	41,270	41,000
Residential mortgage-backed securities	1,292	1,309
Commercial mortgage-backed securities	3,450	3,463
Collateralized debt securities	6,796	6,825
Total	$52,808	$52,597
Proceeds from sales of available-for-sale fixed maturity securities, with the related gross realized gains and losses, are shown below:

FOR THE PERIODS ENDED JUN. 30 US$ MILLIONS	Three Months Ended		Six Months Ended
	2024	2023	2024	2023
Proceeds from sales of available-for-sale fixed maturity securities	$2,617	$1,513	$3,729	$3,530
Gross realized gains	9	2	24	26
Gross realized losses	(31)	(30)	(37)	(89)
The Company has pledged bonds in connection with certain agreements and transactions, such as financing and reinsurance agreements. The carrying value of bonds pledged was $10.1 billion and $168 million as of June 30, 2024 and December 31, 2023, respectively.
In accordance with various regulations, the Company has securities on deposit with regulating authorities with a carrying value of $165 million and $153 million as of June 30, 2024 and December 31, 2023, respectively. There are no restrictions on these assets.
The gross unrealized losses and fair value of available-for-sale fixed maturity securities, aggregated by investment category and the length of time individual securities have been in a continuous unrealized loss position due to market factors are shown below:

	Less than 12 months			12 months or more			Total
AS OF JUN. 30, 2024 US$ MILLIONS, EXCEPT NUMBER OF ISSUES	Number of Issues	Gross Unrealized Losses	Fair Value	Number of Issues	Gross Unrealized Losses	Fair Value	Number of Issues	Gross Unrealized Losses	Fair Value
U.S. treasury and government	88	$—	$131	34	$(39)	$105	122	$(39)	$236
U.S. states and political subdivisions	213	(11)	303	162	(14)	305	375	(25)	608
Foreign governments	30	(9)	290	39	(21)	150	69	(30)	440
Corporate debt securities	1,459	(130)	4,728	1,366	(652)	7,762	2,825	(782)	12,490
Residential mortgage-backed securities	161	(4)	133	35	(4)	75	196	(8)	208
Commercial mortgage-backed securities	138	(17)	879	40	(20)	217	178	(37)	1,096
Collateralized debt securities	377	(15)	2,739	57	(9)	337	434	(24)	3,076
Total	2,466	$(186)	$9,203	1,733	$(759)	$8,951	4,199	$(945)	$18,154

	Less than 12 months			12 months or more			Total
AS OF DEC. 31, 2023 US$ MILLIONS, EXCEPT NUMBER OF ISSUES	Number of Issues	Gross Unrealized Losses	Fair Value	Number of Issues	Gross Unrealized Losses	Fair Value	Number of Issues	Gross Unrealized Losses	Fair Value
U.S. treasury and government	10	$—	$29	29	$(36)	$92	39	$(36)	$121
U.S. states and political subdivisions	208	(3)	217	106	(14)	288	314	(17)	505
Foreign governments	24	(3)	129	25	(13)	56	49	(16)	185
Corporate debt securities	863	(137)	3,088	917	(470)	8,357	1,780	(607)	11,445
Residential mortgage-backed securities	16	(1)	42	18	(3)	64	34	(4)	106
Commercial mortgage-backed securities	32	(8)	104	55	(23)	262	87	(31)	366
Collateralized debt securities	69	(1)	147	41	(23)	324	110	(24)	471
Total	1,222	$(153)	$3,756	1,191	$(582)	$9,443	2,413	$(735)	$13,199
The unrealized losses as of June 30, 2024 and December 31, 2023 are principally related to the timing of the purchases of certain securities, which carry less yield than those available as of those dates. Approximately 93% and 89% of the fair value of fixed maturity securities shown above as of June 30, 2024 and December 31, 2023, respectively, are rated investment grade.
The Company expects to recover the amortized cost on all securities except for those securities on which it recognized an allowance for credit loss. In addition, as the Company did not have the intent to sell fixed maturity securities with unrealized losses and it was not more likely than not that the Company would be required to sell these securities prior to recovery of the amortized cost, which may be maturity, the Company did not write down these investments to fair value through the statements of operations.
Allowance for Credit Losses
Several assumptions and underlying estimates are made in the evaluation of allowance for credit loss. Examples include financial condition, near term and long-term prospects of the issue or issuer, including relevant industry conditions and trends and implications of rating agency actions and offering prices. Based on this evaluation, unrealized losses on available-for-sale securities where an allowance for credit loss was not recorded were concentrated within the financials sector as of June 30, 2024 (December 31, 2023 – financials sector).
The rollforward of the allowance for credit losses for available-for-sale fixed maturity securities is shown below for the three and six months ended June 30, 2024 and 2023.

FOR THE PERIODS ENDED JUN. 30, 2024 US$ MILLIONS	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Collateralized Debt Securities	Total
Balance as of January 1, 2024	$(19)	$(1)	$(6)	$(4)	$(30)
Credit losses recognized on securities for which credit losses were not previously recorded	(12)	—	—	—	(12)
Reductions for securities sold during the period	1	—	—	—	1
Changes in previously recorded allowance	6	1	—	2	9
Balance as of March 31, 2024	$(24)	$—	$(6)	$(2)	$(32)
Credit losses recognized on securities for which credit losses were not previously recorded	(14)	—	—	—	(14)
Reductions for securities sold during the period	—	—	—	—	—
Changes in previously recorded allowance	3	—	—	—	3
Balance as of June 30, 2024	$(35)	$—	$(6)	$(2)	$(43)

FOR THE PERIODS ENDED JUN. 30, 2023 US$ MILLIONS	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Collateralized Debt Securities	Total
Balance as of January 1, 2023	$(24)	$—	$—	$(6)	$(30)
Credit losses recognized on securities for which credit losses were not previously recorded	(1)	—	—	(5)	(6)
Reductions for securities sold during the period	13	—	—	2	15
Changes in previously recorded allowance	(1)	—	—	(1)	(2)
Balance as of March 31, 2023	$(13)	$—	$—	$(10)	$(23)
Credit losses recognized on securities for which credit losses were not previously recorded	(17)	—	—	(13)	(30)
Reductions for securities sold during the period	1	—	—	—	1
Changes in previously recorded allowance	6	—	—	7	13
Balance as of June 30, 2023	$(23)	$—	$—	$(16)	$(39)
No accrued interest receivables were written off as of June 30, 2024 and December 31, 2023.
EQUITY SECURITIES
The net gains (losses) on equity securities recognized in “Investment related gains (losses)” on the statements of operations are shown below:

FOR THE THREE MONTHS ENDED JUN. 30 US$ MILLIONS	Three Months Ended		Six Months Ended
	2024	2023	2024	2023
Unrealized gains (losses) on equity securities	$(144)	$88	$(124)	$(1)
Net gains (losses) on equity securities sold	172	157	172	157
Net gains (losses) on equity securities	$28	$245	$48	$156
Equity securities by market sector distribution are shown below, based on carrying value:

AS OF	June 30, 2024	December 31, 2023
Consumer goods	7%	6%
Energy and utilities	19%	16%
Finance	54%	44%
Healthcare	3%	22%
Industrials	2%	2%
Information technology	11%	7%
Other	4%	3%
Total	100%	100%